Stock-Based Compensation Plan	9 Months Ended
Sep. 30, 2014
Stock-Based Compensation Plan [Abstract]
Stock-Based Compensation Plan

Note 8. Stock-Based Compensation Plan

Stock-based compensation expense for stock options and restricted stock units (“RSUs”) was allocated as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Cost of sales	$1,282	$793	$3,228	$2,059
Research and development, net	1,098	821	2,921	2,567
Selling, general and administrative	5,217	4,998	15,262	12,837
Total stock-based compensation expenses	$7,597	$6,612	$21,411	$17,463

        A summary of stock option activity for the nine months ended September 30, 2014 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2014	2,007,433	$29.66
Granted	239,759	74.49
Exercised	(532,547)	14.20
Forfeited	(36,543)	50.88
Options outstanding as of September 30, 2014	1,678,102	$40.50
Exercisable options as of September 30, 2014	813,413	$21.32

The outstanding options generally have a term of ten years from the grant date. Options granted become exercisable over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee's continuing service to the Company.

The fair value of stock options is determined using the Black-Scholes model. The weighted-average grant date fair value of options that were granted during the nine-month period ended September 30, 2014 was $67.47.

During the nine-month periods ended September 30, 2014 and 2013, the Company issued 532,547 and 1,265,673 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $7.6 million and $10.0 million for the nine-month periods ended September 30, 2014 and 2013, respectively.

As of September 30, 2014, the unrecognized compensation cost related to all unvested stock options of $38.7 million is expected to be recognized as an expense over a weighted-average period of 1.5 years.

During the nine-month periods ended September 30, 2014 and 2013, the Company granted RSUs for 115,129 and 191,608 ordinary shares of the Company, respectively. The fair value of RSUs is determined based on the quoted price of the Company's ordinary shares on the date of the grant.

As of September 30, 2014, the unrecognized compensation cost related to all unvested RSUs of $26.4 million is expected to be recognized as expense on a straight-line basis over a weighted-average period of 3.2 years.